Prepaid expenses (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of expenses by nature [text block] [Abstract]
Schedule of Prepaid expenses
	2020		2019

Printed catalogs	Ps.	41,920	21,692
Premiums paid in advance for insurance		10,061	9,628
Advances to suppliers		2,689	12,973
Other		39,831	8,891

	Ps.	94,501	53,184